ACQUISITION OF MAJESCO ENTERTAINMENT COMPANY (Detail Textuals) - Majesco entertainment company	Jan. 09, 2018 CAD ($) Share	Jan. 09, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 USD ($)	Jan. 09, 2018 USD ($) Share
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	51.00%				51.00%
Number of share issued as consideration | Share	66,667				66,667
Value for share issued as consideration	$ 415,000
Amount of cash consideration					$ 1,000,000
Amount of cash consideration paid in business combination				$ 150,000
Amount of cash consideration accrued in business combination				850,000
Percentage of fee paid to finder	5.00%	5.00%
Amount of fee paid to finder	$ 93,375	$ 75,000
Amount of fee payable to finder			$ 59,854	$ 45,000